Share-Based Compensation (Share-based Compensation to the Chief Executive Officer, Restricted Shares Activity) (Details) (Restricted Shares [Member], CEO [Member], USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2008	Dec. 31, 2012 Changyou's 2008 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units, Unvested, Beginning balance		2,000,000
Number of Units, Granted	8,000,000	0
Number of Units, Vested		(2,000,000)
Number of Units, Unvested, Ending balance		0
Number of Units, Expected to vest thereafter		0
Weighted-Average Grant-Date Fair Value, Unvested, Beginning balance		$ 1.36
Weighted-Average Grant-Date Fair Value, Vested		$ 1.36